INTANGIBLE ASSETS, NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER ASSETS
Total of gross carrying amount	$ 101,483	$ 66,847
Total of accumulated amortization	(29,412)	(12,399)
Intangible assets, net	72,071	54,448
Amortization expense on intangible assets	17,147	6,700	$ 2,317
Computer software
OTHER ASSETS
Total of gross carrying amount	63,197	27,196
Total of accumulated amortization	(22,736)	(9,017)
License
OTHER ASSETS
Total of gross carrying amount	28,329	29,564
Total of accumulated amortization	(3,911)	(1,493)
Others.
OTHER ASSETS
Total of gross carrying amount	9,957	10,087
Total of accumulated amortization	$ (2,765)	$ (1,889)